Income taxes - Disclosure of net operating losses (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	$ 42,737,987	$ 30,178,141	$ 18,589,894
Net operating losses in Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	42,737,987
Net operating losses in Canada [Member] | 2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	508,324
Net operating losses in Canada [Member] | 2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	747,861
Net operating losses in Canada [Member] | 2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,174,797
Net operating losses in Canada [Member] | 2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,732,039
Net operating losses in Canada [Member] | 2041 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	338,504
Net operating losses in Canada [Member] | 2041 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	5,518,336
Net operating losses in Canada [Member] | 2042 and thereafter [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	$ 32,718,126